Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund (prior to February 28, 2017 known as Active Portfolios® Multi-Manager Alternatives Fund)	1/1/2017
Multi-Manager Directional Alternative Strategies Fund	9/1/2017
Multi-Manager Growth Strategies Fund	8/1/2017
Multi-Manager Small Cap Equity Strategies Fund (prior to February 28, 2017 known as Active Portfolios® Multi-Manager Small Cap Equity Fund)	1/1/2017
Multi-Manager Total Return Bond Strategies Fund (prior to February 28, 2017 known as Active Portfolios® Multi-Manager Total Return Bond Fund)	1/1/2017
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)

COLUMBIA FUNDS SERIES TRUST I | Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund (prior to February 28, 2017 known as Active Portfolios® Multi-Manager Alternatives Fund)	1/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)

COLUMBIA FUNDS SERIES TRUST I | Multi-Manager Directional Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)

COLUMBIA FUNDS SERIES TRUST I | Multi-Manager Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)

COLUMBIA FUNDS SERIES TRUST I | Multi-Manager Small Cap Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund (prior to February 28, 2017 known as Active Portfolios® Multi-Manager Small Cap Equity Fund)	1/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)

COLUMBIA FUNDS SERIES TRUST I | Multi-Manager Total Return Bond Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund (prior to February 28, 2017 known as Active Portfolios® Multi-Manager Total Return Bond Fund)	1/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)

Columbia Funds Series Trust II | Multi-Manager Value Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus and Summary Prospectus (as previously supplemented, if applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2017
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus:
Class Z shares are renamed and all references to such share class in the Prospectus and Summary Prospectus are hereby replaced with the following new share class name:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class Z	Institutional Class (Class Inst)